INTANGIBLE ASSETS, NET - Narrative (Details) - Customer Lists	6 Months Ended
Mar. 31, 2025 USD ($)
INTANGIBLE ASSETS, NET
Finite-Lived Intangible Asset, Useful Life	5 years
Amortization of Intangible Assets	$ 7,928
Maximum
INTANGIBLE ASSETS, NET
Finite-Lived Intangible Asset, Useful Life	5 years
Minimum
INTANGIBLE ASSETS, NET
Finite-Lived Intangible Asset, Useful Life	1 year